LEASES (Tables)	12 Months Ended
Jun. 24, 2015
Leases [Abstract]
Schedule of Rent Expense
Rent expense consists of the following (in thousands):

	2015	2014	2013
Straight-lined minimum rent	$92,917	$90,574	$88,773
Contingent rent	4,774	4,737	3,637
Other	9,998	9,817	9,296
Total rent expense	$107,689	$105,128	$101,706

Future Minimum Lease Payments
As of June 24, 2015, future minimum lease payments on capital and operating leases were as follows (in thousands):

Fiscal Year	Capital Leases	Operating Leases
2016	$6,050	$113,511
2017	5,953	94,405
2018	5,764	70,531
2019	5,202	50,991
2020	4,853	39,736
Thereafter	32,114	114,526
Total minimum lease payments(a)	59,936	$483,700
Imputed interest (average rate of 7%)	(19,087)
Present value of minimum lease payments	40,849
Less current installments	(3,439)
	$37,410
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(a)
Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. Sublease rentals are approximately $34.9 million and $37.4 million for capital and operating subleases, respectively.